Divestitures - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Other associated costs JPY (¥)	Mar. 31, 2013 Other associated costs JPY (¥)	Mar. 31, 2012 Other associated costs JPY (¥)	Mar. 31, 2013 Chemical products business JPY (¥)	Mar. 31, 2014 Devices JPY (¥)	Mar. 31, 2013 Devices JPY (¥)	Mar. 31, 2012 Devices JPY (¥)	Mar. 31, 2012 Devices Small- and medium-sized TFT LCD business JPY (¥)	Jan. 31, 2014 Gracenote USD ($)	Mar. 31, 2014 PC business JPY (¥)	Mar. 31, 2014 PC business Expenses to compensate suppliers JPY (¥)	Mar. 31, 2014 PC business Employee termination benefits and other JPY (¥)	Mar. 31, 2014 PC business Other associated costs JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss recorded in long-lived assets											¥ 19,187		¥ 12,817
Cash proceeds from sale of business	15,016	52,756	8,430				52,756					156
Gain (loss) on sale of investments							9,050					54
Proceeds from sale of investments												170
Restructuring costs	75,570	74,386	52,645	14,759	6,473	6,764		5,464	19,096	26,373				8,019	7,278	12,819
Write-down of excess components in inventory and other													¥ 17,391